DISPOSAL OF A SUBSIDIARY (Details) (Golar Maria, Retained investment in subsidiary, Golar LNG Partners, USD $)	Dec. 31, 2013	Feb. 07, 2013
Golar Maria | Retained investment in subsidiary | Golar LNG Partners
Schedule of sale of subsidiary [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration	$ 45,600,000	$ 45,630,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed		89,500,000
Swap Liability Assumed		3,100,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment		5,500,000
Significant Acquisitions and Disposals, Deferred gain	16,700,000	17,114,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration		215,000,000
Significant Acquisitions and Disposals, Recognised gain		65,156,000
Sales price	127,900,000	127,900,000
Excess of sales price over net assets transferred	$ 82,300,000	$ 82,270,000